Goodwill & Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill & Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount net of impairment	$ 103,594	$ 103,594
Accumulated amortization	12,375	1,768
Net carrying amount	91,219	101,826
Developed technology [Member]
Goodwill & Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount net of impairment	27,316	27,316
Accumulated amortization	3,187	455
Net carrying amount	24,129	26,861
Image big data [Member]
Goodwill & Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount net of impairment	52,500	52,500
Accumulated amortization	6,125	875
Net carrying amount	46,375	51,625
Market platform [Member]
Goodwill & Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount net of impairment	2,591	2,591
Accumulated amortization	756	108
Net carrying amount	1,835	2,483
Radiologist relationships [Member]
Goodwill & Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount net of impairment	17,770	17,770
Accumulated amortization	1,856	265
Net carrying amount	15,914	17,505
Trade name [Member]
Goodwill & Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount net of impairment	2,095	2,095
Accumulated amortization	201	29
Net carrying amount	1,894	2,066
Customer relationships [Member]
Goodwill & Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount net of impairment	1,322	1,322
Accumulated amortization	250	36
Net carrying amount	$ 1,072	$ 1,286